Fair Value Measurements (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Fair Value Measurements
Transfers between level 1 and level 2	$ 0	$ 0
Transfers level 2 and level 3	0	0
Transfers into or out of level 3	$ 0	0
Recurring
Fair Value Measurements
Financial liabilities		10,390
Private placement warrants
Fair Value Measurements
Financial liabilities			$ 1,537
Note payable
Fair Value Measurements
Financial liabilities		7,756
Research and development license consideration
Fair Value Measurements
Financial liabilities		2,634
Level 2 | Private placement warrants
Fair Value Measurements
Financial liabilities			$ 1,537
Level 3 | Recurring
Fair Value Measurements
Financial liabilities		10,390
Level 3 | Note payable
Fair Value Measurements
Financial liabilities		7,756
Level 3 | Research and development license consideration
Fair Value Measurements
Financial liabilities		$ 2,634